Share-based compensation - Schedule of fair values of options granted using the Black-Scholes option pricing model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bottom of range
Share-based compensation - Schedule of fair values of options granted using the Black-Scholes option pricing model (Details) [Line Items]
Grant date share price (in Dollars per share)	$ 6.64	$ 5.2	$ 83.2
Exercise price (in Dollars per share)	$ 6.6	$ 5.25	$ 84.5
Expected dividend yield
Risk free interest rate	2.60%	2.91%	2.88%
Expected life	2 years	2 years	2 years 10 months 28 days
Expected volatility	119.00%	66.00%	95.00%
Top of range
Share-based compensation - Schedule of fair values of options granted using the Black-Scholes option pricing model (Details) [Line Items]
Grant date share price (in Dollars per share)	$ 22.75	$ 72.15	$ 161.2
Exercise price (in Dollars per share)	$ 24.5	$ 97.5	$ 159.25
Expected dividend yield
Risk free interest rate	2.77%	4.20%	3.99%
Expected life	5 years	2 years	5 years
Expected volatility	136.00%	103.00%	110.00%